Securities - Summary of Securities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 149,985,414	R$ 103,282,212
Short-term deposits, classified as cash equivalents	69,224	67,985	R$ 252,877
Investment contracts with legal form of retirement plans	84,334	202,678
Bank deposit certificates
Disclosure of financial assets [line items]
Short-term deposits, classified as cash equivalents	67,985	69,224
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	152,365,660	102,381,532
Gross carrying amount [member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	48,446,247	29,587,276
Gross carrying amount [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	65,094,106	55,922,364
Gross carrying amount [member] | Stocks Issues by Publicly-held Company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	6,143,508	3,981,237
Gross carrying amount [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	12,806,632	4,642,827
Gross carrying amount [member] | Structured Transaction Certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	15,940	90,876
Gross carrying amount [member] | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	648,781	756,066
Gross carrying amount [member] | Agribusiness Receivables Certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,046,979	1,132,479
Gross carrying amount [member] | Certificate of Real Estate Receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,593,132	1,843,651
Gross carrying amount [member] | Financial Credit Bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	534,961	435,425
Gross carrying amount [member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	366,447	29,126
Gross carrying amount [member] | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	394,385	101,796
Gross carrying amount [member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	569,465	803,256
Gross carrying amount [member] | Foreign private bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	8,414,822	2,326,809
Gross carrying amount [member] | Development Credit Bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,182,406	0
Gross carrying amount [member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	2,107,849	728,344
At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	149,985,414	103,282,212
At fair value [member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	46,736,163	30,172,040
At fair value [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	65,094,106	55,922,364
At fair value [member] | Stocks Issues by Publicly-held Company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	6,143,508	3,981,237
At fair value [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	12,491,790	4,575,326
At fair value [member] | Structured Transaction Certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	20,546	113,816
At fair value [member] | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	661,664	765,741
At fair value [member] | Agribusiness Receivables Certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	999,636	1,200,254
At fair value [member] | Certificate of Real Estate Receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,487,443	1,924,269
At fair value [member] | Financial Credit Bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	583,840	469,943
At fair value [member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	366,441	29,157
At fair value [member] | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	394,438	103,541
At fair value [member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	520,349	892,569
At fair value [member] | Foreign private bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	8,219,727	2,407,962
At fair value [member] | Development Credit Bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,195,225	0
At fair value [member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	2,070,538	723,993
Group portfolio [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	84,004,144	46,930,511
Group portfolio [Member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	43,953,460	28,000,854
Group portfolio [Member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	3,683,854	3,022,360
Group portfolio [Member] | Stocks Issues by Publicly-held Company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	5,830,985	3,642,365
Group portfolio [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	11,898,230	4,133,285
Group portfolio [Member] | Structured Transaction Certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	20,546	113,816
Group portfolio [Member] | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	481,083	663,985
Group portfolio [Member] | Agribusiness Receivables Certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	990,119	1,183,214
Group portfolio [Member] | Certificate of Real Estate Receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,484,637	1,921,927
Group portfolio [Member] | Financial Credit Bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	32,865	153,994
Group portfolio [Member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	366,441	29,157
Group portfolio [Member] | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	394,438	103,541
Group portfolio [Member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	514,409	886,149
Group portfolio [Member] | Foreign private bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	8,219,727	2,407,962
Group portfolio [Member] | Development Credit Bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,195,225	0
Group portfolio [Member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,938,125	667,902
Retirement plan assets [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	65,981,270	56,351,701
Retirement plan assets [Member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	2,782,703	2,171,186
Retirement plan assets [Member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	61,410,252	52,900,004
Retirement plan assets [Member] | Stocks Issues by Publicly-held Company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	312,523	338,872
Retirement plan assets [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	593,560	442,041
Retirement plan assets [Member] | Structured Transaction Certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	180,581	101,756
Retirement plan assets [Member] | Agribusiness Receivables Certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	9,517	17,040
Retirement plan assets [Member] | Certificate of Real Estate Receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	2,806	2,342
Retirement plan assets [Member] | Financial Credit Bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	550,975	315,949
Retirement plan assets [Member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	5,940	6,420
Retirement plan assets [Member] | Foreign private bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Development Credit Bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 132,413	R$ 56,091